Payments, by Category - 12 months ended Dec. 31, 2023 - USD ($)	Total	Corporate and Other Segment [Member]
Payments:
Taxes	$ 229,237	$ 229,237
Royalties	502,342	502,342
Fees	1,920	1,920
Total Payments	$ 733,499	$ 733,499